Document and Entity Information	Jun. 28, 2022
Details
Registrant CIK	0001832161
Fiscal Year End	--06-30
Document Type	8-K
Document Period End Date	Jun. 28, 2022
Entity Registrant Name	KeyStar Corp.
Entity Incorporation, State or Country Code	NV
Securities Act File Number	000-56290
Entity Tax Identification Number	82-1317032
Entity Address, Address Line One	9620 Las Vegas Blvd. S STE E4-98
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89123
City Area Code	702
Local Phone Number	800-2511
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY